Convertible Notes Payable and Other Notes Payable	9 Months Ended
Sep. 30, 2023
Convertible Notes Payable and Other Notes Payable
Convertible Notes Payable and Other Notes Payable

5. Convertible Notes Payable and Other Notes Payable

As of September 30, 2023 and December 31, 2022, the respective notes payable were as follows:

	September 30, 2023	December 31, 2022
Convertible notes payable, related party – current (Chen Note)	$-	$376,526
Other notes payable, related party - current	42,000	884,000
Other notes payable, related party - noncurrent	270,000	-
March 2025 Convertible Notes, related party – noncurrent (ASE Note)	2,000,000	-
March 2025 Convertible Notes – noncurrent (Lee Note)	1,000,000	-
Senior secured convertible notes payable (Lind Note) - fair value	2,000,000	-
	$5,312,000	$1,260,526

The Company received funding in the form of convertible promissory note from Dr. Stephen T. Chen, the former Chief Executive Officer or Chen (the “Chen Note”), in 2016 for the purpose of supporting working capital. The Chen Note was payable on demand and was convertible into common stock of the Company at the conversion price of $2.52 or $2.81 per share. The Chen Note bore an interest rate of 0.75% or 0.65%. During the nine months ended September 30, 2023, $114,026 of the Chen Note was paid off in cash and the remaining $262,500 of the Chen Note was assigned by Chen to unrelated parties who exercised the conversion right and converted the Chen Note into 93,333 shares of common stock of the Company. The accrued interest expense related to the converted Chen Note was waived by Chen and the assigned parties.

The other notes payable were issued to Ainos KY, the controlling shareholder of the Company, in exchange for $800,000 in cash to support working capital of the Company in March 2022 (the “KY Note”). The Company paid off $530,000 of the KY Note during the nine months ended September 30, 2023. Another note payable was issued to i2China Management Group, LLC (“i2China”) in exchange for consulting services in 2020 (the “i2China Note”) which remains outstanding for the amount of $42,000 as of September 30, 2023. Both the KY Note and the i2China Note bear an interest rate of 1.85% per annum. On August 17, 2023, the Company entered into extension agreements with Ainos KY and i2China to extend the maturity of the KY Note and i2China Note to March 31, 2025 and September 1, 2024, respectively.

All of the aforementioned convertible promissory notes and other notes payable are unsecured and due upon maturity.  Holders of convertible notes have the option to convert some or the entire unpaid principal and accrued interest to common stock of the Company.

March 2025 Convertible Notes

On March 13, 2023, the Company entered into two convertible promissory note purchase agreements pursuant to Regulation S of the Securities Act of 1933, as amended, in the total principal amount of $3,000,000 with the following investors (the “March 2025 Convertible Notes” or “Notes”).

Convertible Note Issued to ASE Test, Inc. (the “ASE Note”)

Pursuant to the one of the aforementioned agreements, ASE Test, Inc., a shareholder of Ainos KY, committed to pay a total aggregate amount of $2,000,000 to the Company in exchange for convertible promissory note(s) in three tranches in the amounts of $1,000,000 (the “First Tranche”), $500,000 (the “Second Tranche”), and $500,000 (the “Third Tranche”) conditioned, among other things, on the Company achieving certain business milestones. As of September 30, 2023, the Company received $2,000,000 in cash upon achieving pre-defined business milestones, including the $500,000 of the Third Tranche on September 12, 2023.

Convertible Note Issued to Li-Kuo Lee (the “Lee Note”)

The Company issued a convertible note in the principal amount of $1,000,000 to an unrelated party, Li-Kuo Lee, in exchange of $1,000,000 in cash. As of September 30, 2023, the Company received the full amount of the payment.

The March 2025 Convertible Notes will mature in two years from the issuance dates, bearing interest at the rate of 6% compounded interest per annum. At any time after the issuance and before the maturity date, the Notes are convertible into the common stock of the Company at the conversion price of $1.50 per share, subject to anti-dilutive adjustment as set forth in the Notes. Unless previously converted, the Company shall repay the outstanding principal amount plus all accrued and unpaid interest on the maturity date. The Notes shall be an unsecured general obligation of the Company.

The total interest expense of convertible notes payable, other notes payable and March 2025 Convertible Notes for the three and nine months ended September 30, 2023 were $41,227 and $86,151, respectively, compared with the three and nine months ended September 30, 2022 of $10,733 and $45,219, respectively. As of September 30, 2023 and December 31, 2022, the unpaid accrued interest expense was $92,248 and $35,282, respectively, among which $89,333 and nil was long-term liabilities, respectively.

Senior Secured Convertible Notes Payable

On September 25, 2023, the Company entered into a securities purchase agreement (the “SPA”) with Lind Global Fund II LP (the “Lind”). The SPA provides for loans in an aggregate principal amount of up to $10,000,000 under various tranches to fund clinical trials, commercial product launch and working capital of the Company. On September 28, 2023, the initial closing date, the Company issued and sold to Lind, in a private placement, (a) a senior secured convertible promissory note in the aggregate principal amount of $2,360,000 (the “Lind Note”) and (b) warrants to purchase 2,304,147 shares of common stock at an exercise price of $0.90 per share of common stock (the “Lind Warrant”) for a cash amount of $2,000,000. The Lind Note does not bear any interest and matures on March 28, 2025. The SPA further provides an additional $1,000,000 of funding to the Company after certain conditions are met including a resale Registration Statement is declared effective by the deadline. The aggregate principal amount will be increased to $3,540,000.

Following the earlier to occur of (i) 90 days from the date of the SPA or (ii) the date the resale Registration Statement is declared effective by the SEC, the Lind Note is convertible into shares of the Company’s common stock at the option of Lind at any time with the conversion price at lower of $1.50 per share, subject to adjustment, or 90% of stock price as defined in the SPA. Under certain conditions as defined in the SPA, the Company can prepay the note at 105% of the outstanding principal amount or Lind can put back the note at 105%, when there is a change of control, or 120%, when there is an event of default, of the outstanding principal amount, etc.

From an accounting perspective, the Lind Note is considered a debt host instrument embedded with issuer’s call and investor’s contingent puts, and is issued at substantial discount. The Company elects the fair value option (the “FVO”) to account for the Lind Note at fair value and mark to market each quarter.

The Company has granted to Lind a senior security interest in all of the Company’s right, title, and interest in, to and under all of the Company’s property, subject to certain exceptions as set forth in the SPA. The issuance cost related to the first tranche of $2,000,000 of the Lind Note, including a commitment fee charged by Lind, placement agent fee and warrants, and legal fees is $260,967, which is expensed off due to FVO election. $182,000 of the remaining insurance cost related to the future funding of $8,000,000 offered by the SPA is deferred as other assets on the balance sheet and will be expensed off upon each closing or when the Company does not expect to complete the remaining funding.